Fair Value Disclosures on Financial Instruments - Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	€ (11,446)	€ (9,676)
Total financial instruments, net	11,916	12,038
Total financial instruments, net fair value	3,238	2,720
Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(2,032)	(4,242)
Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(995)	2,268
Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	6,266	4,816
At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	1,550	4,798
At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	10,004	7,034
Trade and other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,000)	1,822
Other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(823)	(800)
Financial liability
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(11,446)	(9,676)
Lease liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,715)
Lease liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,715)
AC.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(10,385)	(8,454)
AC. | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(10,385)	(8,454)
AC. | Trade payables.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,178)	(1,022)
AC. | Trade payables. | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,178)	(1,022)
AC. | Loans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,250)
AC. | Loans | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,250)
AC. | Bonds
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(6,090)	(6,780)
Liabilities, at fair value	(6,286)	(7,005)
AC. | Bonds | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(6,286)	(7,005)
AC. | Bonds | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value		0
AC. | Bonds | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(6,090)	(6,780)
AC. | Private placements
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(99)	(388)
Liabilities, at fair value	(94)	(374)
AC. | Private placements | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(94)	(374)
AC. | Private placements | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(99)	(388)
AC. | Other non-derivative financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(270)	(263)
Liabilities, at fair value	(270)	(263)
AC. | Other non-derivative financial liabilities | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(270)	(263)
AC. | Other non-derivative financial liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(270)	(263)
AC. | Lease liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(1,621)
AC. | Lease liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(1,621)
AC. | Commercial Paper
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(498)
AC. | Commercial Paper | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(498)
AC. | Commercial Paper | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(498)
FVTPL.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(85)	(66)
FVTPL. | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(85)	(66)
FVTPL. | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(85)
Liabilities, at fair value	(85)
FVTPL. | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(85)
FVTPL. | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(85)
Designated as hedging instrument. | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(32)	(20)
Liabilities, at fair value	(32)	(20)
Designated as hedging instrument. | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(32)	(20)
Designated as hedging instrument. | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(32)	(20)
Designated as hedging instrument. | Interest rate swaps
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(408)	(537)
Liabilities, at fair value	(408)	(537)
Designated as hedging instrument. | Interest rate swaps | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(408)	(537)
Designated as hedging instrument. | Interest rate swaps | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(408)	(537)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	13,649	14,873
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	13,649	14,873
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	10,443	7,502
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	10,443	7,502
FVTPL | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(66)
Liabilities, at fair value		(66)
FVTPL | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value		(66)
FVTPL | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(66)
FVOCI
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	74	122
FVOCI | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	74	122
Cash and cash equivalents.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	9,609	8,124
Cash at banks | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,962	3,369
Cash at banks | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,962	3,369
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,656	2,277
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,656	2,277
Money market and similar funds | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,991	2,478
Assets, at fair value	3,991	2,478
Money market and similar funds | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	3,991	2,478
Money market and similar funds | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,991	2,478
Trade and other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,983	6,525
Trade receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,231	5,775
Trade receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,231	5,775
Trade receivables | FVOCI
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		122
Trade receivables | FVOCI | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		122
Trade receivables | FVOCI | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		122
Other receivable
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	752	628
Other financial assets
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	8,770	8,887
Debt securities | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	53	129
Assets, at fair value	53	129
Debt securities | AC | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	53	129
Debt securities | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	53	129
Debt securities | FVOCI
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	74
Assets, at fair value	74
Debt securities | FVOCI | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	74
Debt securities | FVOCI | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	74
Equity securities | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,401	4,967
Assets, at fair value	6,401	4,967
Equity securities | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	135	156
Equity securities | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		0
Equity securities | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	6,266	4,811
Equity securities | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,401	4,967
Investments in associates.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	144	135
Time deposits. | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,418	3,021
Assets, at fair value		3,021
Time deposits. | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		3,021
Time deposits. | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,418	3,021
Financial instruments related to employee benefit plans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	287	244
Loans and other financial receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	329	300
Assets, at fair value	329	300
Loans and other financial receivables | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	329	300
Loans and other financial receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	329	300
FX forward contracts | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	51	52
Assets, at fair value	51	52
FX forward contracts | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	51	52
FX forward contracts | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	51	52
FX forward contracts | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	12	33
Assets, at fair value	12	33
FX forward contracts | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	12	33
FX forward contracts | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	€ 12	33
Call options on equity shares | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		5
Assets, at fair value		5
Call options on equity shares | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		5
Call options on equity shares | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		€ 5